Condensed Consolidated Balance Sheets Details - Schedule of Allowance for Inventory (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Inventory [Abstract]
Balance	$ 798,000	$ 512,000	$ 173,000
Provision Charged to Cost of Revenue	107	286,000	339,000
Balance	$ 905,000	$ 798,000	$ 512,000